Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Other Payables And Accrued Liabilities Abstract
Advance from customers	¥ 17,087	¥ 16,607
Accrued payroll	11,910	10,220
VAT payable	7,292	1,484
Refund liabilities	1	1
Product warranty	50	50
Other payables	18,432	15,786
Total	¥ 54,772	¥ 44,148